Equity (Details Textual 1) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 10, 2018	May 01, 2018 ₪ / shares shares	Jan. 14, 2018 ILS (₪) ₪ / shares	Aug. 22, 2017 ILS (₪) ₪ / shares shares	Aug. 15, 2016 shares	Mar. 20, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 ILS (₪) shares
Equity (Textual)
Approved grant options					3,620,885
Options to purchase of ordinary shares					235,413
Share-based compensation to employees and consultants							₪ 5,169	$ 1,379	₪ 4,970		₪ 3,572
Options exercisable							27,936,172		20,922,506	20,922,506	14,350,118
Total unrecognized compensation cost of stock options | ₪							₪ 2,000
Unrecognized compensation cost of employee stock options is expected to be recognized.							4 years	4 years
Employees and Officers [Member]
Equity (Textual)
Options to purchase of ordinary shares to each									9,100,000
One Director [Member]
Equity (Textual)
Approved grant options				486,000
Options to purchase of ordinary shares				486,000
Options granted				221,000
Option exercise price | ₪ / shares				₪ 0.33
Fair value of general meeting approval options | ₪				₪ 99
Grant date fair value of options | ₪ / shares				₪ 0.13
Expected dividend rate				0.00%
Expected volatility rate				60.53%
Risk-free interest rate				2.00%
Expected term				4 years
Options exercisable				265,000
Fair value of each option share price | ₪ / shares				₪ 0.29
Shareholder [Member]
Equity (Textual)
Fair value of general meeting approval options | ₪			₪ 1,998
Grant date fair value of options | ₪ / shares			₪ 0.29
Expected dividend rate			0.00%
Expected volatility rate			63.00%
Risk-free interest rate			2.00%
Expected term			4 years
Stock option, description			The Company's shareholders approved (i) the grant of 3,750,000 options to purchase 3,750,000 ordinary shares to Yehiel Tal, the chief executive officer, (ii) the grant of 650,000 options to purchase 650,000 ordinary shares to Adi Goldin, a director and former chairman, (iii) the grant to each of the directors, Abraham Havron, David Tsur and Scott Burell, of 500,000 options to purchase 500,000 ordinary shares, (iv) the grant to each of Gili Hart, external director, and Elan Penn, external director, of 500,000 options to purchase 500,000 ordinary shares, and (v) the annual and attendance compensation to David Tsur, in accordance with the fixed amounts in accordance with the Companies Law. Following their approval, each of the foregoing options may be exercised at a price per option of NIS 0.58 and the options will vest over four years, in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.
Board Of Director [Member]
Equity (Textual)
Options to purchase of ordinary shares		250,000				900,000
Options granted		250,000				900,000
Services agreement, description	The Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (600,000 ordinary shares) in 3 tranches of 4,000 ADSs (200,000 ordinary shares) each: (i) following the execution of the agreement, (ii) Febuary 1, 2019, (iii) June 1, 2019. If the agreement is canceled prior to the issuance date the share balance is not owed.
Options to purchase of ordinary shares to each									9,100,000
Option exercise price | ₪ / shares		₪ 0.44				₪ 0.49			₪ 0.58
Fair value of general meeting approval options | ₪						₪ 170
Grant date fair value of options | ₪ / shares						₪ 0.19
Expected dividend rate						0.00%			0.00%
Expected volatility rate						62.87%			61.96%
Risk-free interest rate						2.00%			2.00%
Expected term						4 years			4 years
Fair value of each option share price | $ / shares										$ 0.23
Description of vesting period						The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.			The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.